Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value Measurement Tables [Line Items]
Disclosure Of Fair Value Measurement Of Assets Explanatory

Determination of fair values from quoted market

prices or valuation techniques
1
31.12.24 31.12.23
USD m Level 1 Level 2 Level 3 Total Level 1 Level 2 Level 3 Total
Financial assets measured at fair value on a recurring basis
Financial assets at fair value held for trading
128,393 27,564 3,108 159,065 118,975 28,045 22,613 169,633
of which: Equity instruments
116,501 430 91 117,022 102,602 1,403 321 104,325
of which: Government bills / bonds 4,443 3,261 41 7,746 6,995 8,763 73 15,830 of which: Investment fund units
6,537 987 151 7,675 8,392 1,124 129 9,645
of which: Corporate and municipal bonds
911 17,462 838 19,211 984 12,801 1,284 15,069
of which: Loans 0 5,200 1,799 6,998 0 3,837 19,618 23,456
of which: Asset-backed securities 1 219 153 373 3 112 133 248
Derivative financial instruments
795 181,965 2,792 185,551 622 172,903 2,559 176,084
of which: Foreign exchange 472 100,328 66 100,867 347 78,060 253 78,659 of which: Interest rate 0 40,553 878 41,431 0 55,190 407 55,597 of which: Equity / index
0 35,747 1,129 36,876 0 34,174 1,299 35,473
of which: Credit
0 2,555 581 3,136 0 3,456 513 3,969
of which: Commodities 1 2,599 17 2,617 1 1,869 13 1,883
Brokerage receivables
0 25,858 0 25,858 0 21,037 0 21,037
Financial assets at fair value not held for trading 35,911 50,813 8,748 95,472 30,717 64,865 8,435 104,018
of which: Financial assets for unit-linked investment contracts
17,101 6 0 17,106 15,877 7 0 15,884
of which: Corporate and municipal bonds
31 14,695 133 14,859 62 16,722 215 17,000
of which: Government bills / bonds 18,264 6,204 0 24,469 14,306 4,801 0 19,107 of which: Loans
0 4,427 3,192 7,619 0 4,252 2,258 6,510
of which: Securities financing transactions
0 24,026 611 24,638 0 36,857 52 36,909
of which: Asset-backed securities 0 972 597 1,569 0 1,525 180 1,704 of which: Auction rate securities
0 0 191 191 0 0 1,208 1,208
of which: Investment fund units
423 401 681 1,505 367 548 678 1,592
of which: Equity instruments 93 0 2,917 3,010 105 38 3,097 3,241
Financial assets measured at fair value through other comprehensive income on a recurring basis
Financial assets measured at fair value through other comprehensive income
59 2,137 0 2,195 68 2,165 0 2,233
of which: Commercial paper and certificates of deposit
0 1,959 0 1,959 0 1,948 0 1,948
of which: Corporate and municipal bonds
59 178 0 237 68 207 0 276
Non-financial assets measured at fair value on a recurring basis
Precious metals and other physical commodities
7,341 0 0 7,341 5,930 0 0 5,930
Non-financial assets measured at fair value on a non-recurring basis
Other non-financial assets 2 0 0 84 84 0 0 31 31
Total assets measured at fair value
172,499 288,337 14,732 475,568 156,312 289,015 33,639 478,966

Disclosure Of Fair Value Measurement Of Liabilities Explanatory

Determination of fair values from quoted market

prices or valuation techniques (continued)
1
31.12.24 31.12.23
USD m Level 1 Level 2 Level 3 Total Level 1 Level 2 Level 3 Total
Financial liabilities measured at fair value on a recurring basis
Financial liabilities at fair value held for trading 24,577 10,429 240 35,247 27,684 6,315 161 34,159 of which: Equity instruments
18,528 257 29 18,814 18,266 248 92 18,606
of which: Corporate and municipal bonds
5 8,771 206 8,982 28 4,981 62 5,071
of which: Government bills / bonds 4,336 1,174 0 5,510 8,559 905 0 9,464 of which: Investment fund units
1,708 162 3 1,873 832 118 4 954
Derivative financial instruments 829 175,747 4,060 180,636 771 185,815 5,595 192,181
of which: Foreign exchange 506 94,035 46 94,587 457 89,394 36 89,887 of which: Interest rate
0 36,313 324 36,636 0 52,673 246 52,920
of which: Equity / index
0 39,597 3,142 42,739 0 38,046 3,333 41,380
of which: Credit 0 3,280 414 3,694 0 4,081 619 4,700
of which: Commodities
1 2,200 15 2,216 0 1,437 21 1,458
of which: Loan commitments measured at FVTPL
0 75 62 137 0 135 1,037 1,172
Financial liabilities designated at fair value on a recurring basis
Brokerage payables designated at fair value 0 49,023 0 49,023 0 42,522 0 42,522
Debt issued designated at fair value 0 94,573 13,336 107,909 0 113,012 15,276 128,289
Other financial liabilities designated at fair value
0 25,931 2,768 28,699 0 26,878 2,606 29,484
of which: Financial liabilities related to unit-linked investment contracts
0 17,203 0 17,203 0 15,992 0 15,992
of which: Securities financing transactions 0 5,798 0 5,798 0 7,416 0 7,416 of which: Over-the-counter debt instruments and others
0 2,930 2,768 5,698 0 3,471 2,606 6,076
Total liabilities measured at fair value 25,406 355,703 20,405 401,514 28,454 374,542 23,638 426,635
1 Bifurcated embedded derivatives are presented on the same balance sheet lines as their host contracts and are not included in this table. The fair value of these derivatives was not material for the periods presented.

2 Other non-financial assets primarily consist of properties and other non-current assets held for sale, which are measured at the lower of their net carrying amount or fair value less costs to sell.

Disclosure Of Deferred Day-One Profit Or Loss Explanatory

Deferred day-1 profit or loss reserves
USD m 2024 2023 2022
Reserve balance at the beginning of the year 404 422 418
Profit / (loss) deferred on new transactions 244 260 299
(Profit) / loss recognized in the income statement (221) (278) (295)
Foreign currency translation (6) 0 0
Reserve balance at the end of the year 421 404 422

Disclosure Of Change In Fair Value Of Financial Liability Attributable To Change In Credit Risk Of Liability Explanatory

Own credit adjustments on financial liabilities

designated at fair value
Included in Other comprehensive income
For the year ended
USD m 31.12.24 31.12.23 31.12.22
Recognized during the period:
Realized gain / (loss)

(94) 8 1
Unrealized gain / (loss)

84 (1,858) 866
Total gain / (loss), before tax (10) (1,850) 867
USD m 31.12.24 31.12.23 31.12.22
Recognized on the balance sheet as of the end of the period:
Unrealized life-to-date gain / (loss)

(1,165) (1,287) 556
of which: debt issued designated at fair value (1,188) (1,297) 453 of which: other financial liabilities designated at fair value 23 10 103

Disclosure Of Valuation Adjustments On Financial Instruments Explanatory

Other valuation adjustment reserves on the

balance sheet
As of
USD m 31.12.24 31.12.23 31.12.22
Credit valuation adjustments
1
(125) (145) (33)
Funding and debit valuation adjustments (96) (116) (46)
Other valuation adjustments (1,207) (2,654) (839)
of which: liquidity (746) (2,051) (311)
of which: model uncertainty (460) (603) (529)
1 Amount does not include reserves against defaulted counterparties.

Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities Explanatory

Valuation techniques and inputs used in the fair value measurement of Level 3 assets and liabilities
Fair value
Significant
unobservable
input(s)
1
Range of inputs
Assets Liabilities
Valuation
technique(s)
31.12.24 31.12.23
USD bn 31.12.24 31.12.23 31.12.24 31.12.23 low high
weighted
average
2
low high
weighted
average
2
unit
1
Financial assets and liabilities at fair value held for trading and Financial assets at fair value not held for trading
Corporate and municipal
bonds 1.0 1.5 0.2 0.1
Relative value to
market comparable Bond price equivalent 23 114 98 5 126 99 points
Discounted expected
cash flows Discount margin 868 868 868 135 491 463
basis
points
Traded loans, loans
designated at fair value
and guarantees 5.2 22.0 0.0 0.0
Relative value to
market comparable Loan price equivalent 1 173 84 1 120 88 points
Discounted expected
cash flows Credit spread 16 545 195 19 2,681 614
basis
points
Market comparable
and securitization
model Credit spread 75 1,899 208 162 1,849 318
basis
points
Asset-backed securities 0.7 0.1 0.0 0.0
Relative value to
market comparable Bond price equivalent 0 112 79 1 205 57 points
Investment fund units
3
0.8 0.8 0.0 0.0
Relative value to
market comparable Net asset value
Equity instruments
3
3.0 3.4 0.0 0.1
Relative value to
market comparable Price
Debt issued designated at
fair value
4
13.3 15.3
Other financial liabilities
designated at fair value
2.8 2.6
Discounted expected
cash flows Funding spread 95 201 51 201
basis
points
Derivative financial instruments
Interest rate 0.9 0.4 0.3 0.2 Option model
Volatility of interest
rates 50 156 45 154
basis
points
IR-to-IR correlation 60 99 4 100%
Discounted expected
cash flows Funding spread 5 20
basis
points
Credit 0.6 0.5 0.4 0.6
Discounted expected
cash flows
Credit spreads

2 1,789 1 2,421
basis
points
Credit correlation 50 66 50 66%
Recovery rates 0 100 14 100%
Option model Credit volatility 59 127 60 60%
Equity / index 1.1 1.3 3.1 3.3 Option model Equity dividend yields 0 16 0 17%
Volatility of equity
stocks, equity and
other indices 4 126 4 142%
Equity-to-FX
correlation (65) 80 (40) 77%
Equity-to-equity
correlation 0 100 (50) 100%
Loan commitments
measured at FVTPL 0.1 1.0
Relative value to
market comparable Loan price equivalent 60 101 35 102 points
1 The ranges of significant unobservable inputs are represented in points, percentages and basis points.

Points are a percentage of par (e.g. 100 points would be 100% of par).

2 Weighted averages are provided for
most non-derivative

financial instruments

and were

calculated by weighting

inputs based

on the fair

values of

the respective instrumen

ts. Weighted

averages are

not provided for

inputs related

to Other

financial
liabilities designated at

fair value

and Derivative

financial instruments,

as this would

not be meaningful.

3 The

range of

inputs is not

disclosed, as there

is a dispersion

of values

given the diverse

nature of the
investments.

4 Debt issued designated at fair value primarily consists of UBS structured notes, which include variable maturity notes with various

equity and foreign exchange underlying risks, as well as rates

-linked
and credit-linked notes,

all of which have embedded

derivative parameters that are

considered to be unobservable.

The equivalent derivative

instrument parameters for debt issued

or embedded derivatives for

over-
the-counter debt instruments are presented in the respective derivative financial instruments lines in this table.

Disclosure Of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities Explanatory

Sensitivity of fair value measurements to changes

in unobservable input assumptions
1
31.12.24 31.12.23
USD m
Favorable

changes
Unfavorable

changes
Favorable

changes
Unfavorable

changes
Traded loans, loans measured at fair value and guarantees 185 (143) 635 (600)
Securities financing transactions 30 (24) 30 (32)
Auction rate securities 8 (6) 67 (21)
Asset-backed securities 32 (28) 39 (36)
Equity instruments 333 (308) 430 (413)
Investment fund units 179 (181) 135 (137)
Loan commitments measured at FVTPL 38 (42) 313 (343)
Interest rate derivatives, net 115 (70) 217 (103)
Credit derivatives, net 112 (117) 140 (131)
Foreign exchange derivatives, net 3 (2) 5 (4)
Equity / index derivatives, net 732 (617) 521 (443)
Other 289 (161) 281 (276)
Total 2,056 (1,700) 2,815 (2,538)
1 Sensitivity of issued and over-the-counter debt instruments is reported with the equivalent derivative or Other.

Disclosure Of Level 3 Of Fair Value Of Financial Instruments Explanatory

Movements of Level 3 instruments
USD bn
Balance
at the

beginning
of the
period
Credit
Suisse
Level 3
assets and
liabilities
acquired
Net gains /
losses
included in
compre-
hensive
income
1
of which:
related to
instruments
held at the
end of the
period Purchases Sales Issuances Settlements
Transfers

into

Level 3
Transfers

out of

Level 3
Foreign

currency

translation
Balance
at the
end
of the
period
For the twelve months ended 31 December 2024
2
Financial assets at fair value held for
trading 22.6 0.5 (0.3) 0.9 (14.5) 0.7 (7.7) 1.5 (0.8) (0.2) 3.1
of which: Equity instruments 0.3 (0.1) (0.1) 0.0 (0.2) 0.0 (0.0) 0.2 (0.1) (0.0) 0.1
of which: Corporate and municipal
bonds 1.3 (0.2) (0.1) 0.4 (0.6) 0.0 0.0 0.1 (0.1) (0.0) 0.8
of which: Loans 19.6 0.9 (0.2) 0.3 (12.3) 0.7 (7.7) 1.1 (0.6) (0.1) 1.8
Derivative financial instruments –
assets 2.6 0.2 0.3 0.0 (0.2) 1.2 (1.0) 0.7 (0.7) (0.0) 2.8
of which: Interest rate 0.4 0.1 0.1 0.0 (0.2) 0.5 (0.2) 0.2 0.0 0.0 0.9 of which: Equity / index 1.3 0.2 0.2 0.0 (0.0) 0.5 (0.4) 0.2 (0.6) (0.0) 1.1 of which: Credit 0.5 (0.1) (0.0) 0.0 (0.0) 0.1 (0.2) 0.3 (0.0) (0.0) 0.6
Financial assets at fair value not held
for trading 8.4 0.2 (0.0) 0.6 (0.7) 2.1 (2.1) 0.8 (0.4) (0.2) 8.7
of which: Loans 2.3 0.2 0.2 0.2 0.0 1.5 (0.6) 0.0 (0.3) (0.1) 3.2
of which: Auction rate securities 1.2 0.0 (0.0) 0.0 0.0 0.0 (1.1) 0.0 0.0 0.0 0.2 of which: Equity instruments 3.1 (0.1) (0.2) 0.2 (0.3) 0.0 (0.0) 0.1 0.0 (0.1) 2.9
of which: Investment fund units 0.7 0.0 0.0 0.1 (0.2) 0.0 (0.0) 0.0 (0.0) (0.0) 0.7 of which: Asset-backed securities 0.2 (0.0) (0.0) 0.0 (0.1) 0.0 0.0 0.5 (0.0) (0.0) 0.6
Derivative financial instruments –
liabilities 5.6 (0.7) 0.2 0.0 (0.2) 1.8 (2.3) 0.6 (0.8) (0.1) 4.1
of which: Interest rate 0.2 0.0 0.1 0.0 (0.0) 0.0 (0.1) 0.2 (0.0) (0.0) 0.3 of which: Equity / index 3.3 0.3 0.3 0.0 (0.0) 1.6 (1.9) 0.5 (0.6) (0.1) 3.1 of which: Credit 0.6 (0.2) (0.1) 0.0 (0.0) 0.2 (0.1) 0.0 (0.1) (0.0) 0.4
of which: Loan commitments
measured at FVTPL 1.0 (0.7) (0.0) 0.0 (0.1) 0.0 (0.1) 0.0 (0.1) (0.0) 0.1
Debt issued designated at fair value 15.3 (0.3) 0.1 0.0 0.0 4.2 (4.0) 1.8 (3.4) (0.3) 13.3
Other financial liabilities designated at
fair value 2.6 (0.1) (0.0) 0.0 (0.0) 1.3 (1.4) 0.4 (0.1) (0.1) 2.8

For the twelve months ended 31 December 2023
Financial assets at fair value held for
trading 1.5 26.2 (0.9) (0.5) 1.1 (4.5) 3.6 (5.6) 2.3 (1.1) 0.0 22.6
of which: Equity instruments 0.1 0.4 (0.1) (0.0) 0.1 (0.2) 0.0 0.0 0.2 (0.1) 0.0 0.3
of which: Corporate and municipal
bonds 0.5 1.1 (0.2) (0.1) 0.6 (0.8) 0.0 0.0 0.1 (0.0) 0.0 1.3
of which: Loans 0.6 23.1 (0.7) (0.4) 0.1 (2.7) 3.6 (5.6) 2.0 (0.8) 0.0 19.6
Derivative financial instruments –
assets 1.5 1.4 (0.2) (0.1) 0.0 (0.0) 1.0 (0.8) 0.3 (0.7) 0.0 2.6
of which: Interest rate 0.5 0.2 (0.0) (0.0) 0.0 0.0 0.2 (0.3) 0.1 (0.2) (0.0) 0.4
of which: Equity / index 0.7 0.5 (0.1) 0.0 0.0 0.0 0.6 (0.2) 0.1 (0.3) 0.0 1.3 of which: Credit 0.3 0.2 (0.1) (0.0) 0.0 0.0 0.1 (0.2) 0.1 (0.0) 0.0 0.5
Financial assets at fair value not held
for trading 3.7 4.2 0.2 0.1 2.1 (2.2) 0.0 (0.0) 0.8 (0.3) 0.1 8.4
of which: Loans 0.7 0.8 0.3 0.3 0.6 (0.4) (0.0) (0.0) 0.4 (0.2) 0.0 2.3
of which: Auction rate securities 1.3 0.0 0.0 0.0 0.0 (0.1) 0.0 0.0 0.0 0.0 0.0 1.2 of which: Equity instruments 0.8 2.1 (0.0) (0.1) 0.5 (0.4) 0.0 (0.0) 0.1 0.0 0.1 3.1
of which: Investment fund units 0.2 0.5 0.0 (0.0) 0.2 (0.2) 0.0 0.0 0.1 (0.0) (0.0) 0.7
of which: Asset-backed securities 0.0 0.0 0.0 0.0 0.2 0.0 0.0 0.0 0.1 (0.1) 0.0 0.2
Derivative financial instruments –
liabilities 1.7 4.5 (0.4) 0.1 0.0 (0.0) 2.0 (2.0) 0.4 (0.7) 0.0 5.6
of which: Interest rate 0.1 0.2 (0.0) (0.0) 0.0 0.0 0.1 (0.1) 0.1 (0.2) 0.0 0.2 of which: Equity / index 1.2 1.7 0.2 0.6 (0.0) (0.0) 1.2 (0.9) 0.2 (0.3) 0.0 3.3
of which: Credit 0.3 0.3 0.0 0.0 0.0 0.0 0.1 (0.1) 0.1 (0.1) 0.0 0.6
of which: Loan commitments
measured at FVTPL 0.0 2.0 (0.6) (0.5) 0.0 0.0 0.1 (0.5) 0.0 (0.0) 0.0 1.0
Debt issued designated at fair value 10.5 8.5 1.0 0.8 0.0 0.0 3.7 (5.1) 1.0 (4.5) 0.0 15.3
Other financial liabilities designated at
fair value 0.7 2.1 (0.0) 0.0 0.0 0.0 0.2 (0.2) 0.0 (0.1) 0.0 2.6
1 Net gains / losses included

in comprehensive income are recognized

in Net interest income and

Other net income from financial

instruments measured at fair value

through profit or loss in

the Income statement,
and also in Gains / (losses) from

own credit on financial liabilities designated

at fair value, before

tax in the Statement of comprehensive

income.

2 Total Level 3 assets as

of 31 December 2024 were USD
14.7 bn
(31 December 2023: USD 33.6 bn). Total Level 3 liabilities as of 31 December 2024 were USD 20.4 bn (31 December 2023: USD 23.6 bn).

Disclosure Of Maximum Credit Risk Exposure Explanatory

Maximum exposure to credit risk

31.12.24
Maximum
exposure to
credit risk
Collateral Credit enhancements
Exposure to
credit risk
after collateral
and credit
enhancements USD bn
Cash
collateral
received
Collateralized
by equity and
debt
instruments
Secured by
real estate
Other

collateral Netting
Credit
derivative
contracts
Guarantees
and sub-
participations

Financial assets measured at

fair value on the balance sheet
1
Financial assets at fair value

held for trading – debt instruments
2,3
34.3 34.3
Derivative financial instruments
4,5
185.6 6.7 155.1 23.8
Brokerage receivables 25.9 25.7 0.2
Financial assets at fair value not

held for trading – debt instruments
6
73.8 0.1 31.5 1.0 0.0 0.0 41.3
Total financial assets measured at fair value 319.6 0.1 63.9 0.0 1.0 155.1 0.0 0.0 99.6
Guarantees
0.4 0.1 0.0 0.3 0.0
31.12.23
Maximum
exposure to
credit risk
Collateral Credit enhancements
Exposure to
credit risk
after collateral
and credit
enhancements USD bn
Cash
collateral
received
Collateralized
by equity and
debt
instruments
Secured by
real estate
Other

collateral Netting
Credit
derivative
contracts
Guarantees
and sub-
participations

Financial assets measured at

fair value on the balance sheet
1
Financial assets at fair value

held for trading – debt instruments
2,3
54.6

54.6
Derivative financial instruments
4,5
176.1 6.4 156.4 13.3
Brokerage receivables 21.0 20.5 0.5
Financial assets at fair value not

held for trading – debt instruments
6
83.3 41.7 0.0 0.2 0.0 41.3
Total financial assets measured at fair value 335.0 0.0 68.6 0.0 0.0 156.6 0.0 0.0 109.8
Guarantees 0.1 0.1 0.0
1 The maximum exposure to

loss is generally equal to

the carrying amount and subject to

change over time with market

movements.

2 For the purpose of

this disclosure, collateral and

credit enhancements were
not considered as

these positions are

generally managed under

the market risk

framework.

3 Does not include

investment fund units.

4 Includes USD
146
m (31 December

2023: USD
1,291
m) fair value

loan
commitments and USD 20
m (31 December 2023:

USD
32
m) forward starting

reverse repurchase agreements

classified as derivatives.

The full contractual

committed amount of forward

starting reverse repurchase
agreements (generally

highly collateralized)

of USD
51.5
bn (31

December 2023:

USD
68.0
bn) and

derivative loan

commitments (mostly

secured) of

USD
14.8
bn, of

which USD
4.0
bn has

been sub-participated
(31 December 2023: USD 32.1 bn, of which USD 5.1
bn had been sub-participated), is presented in Note

11 under notional amounts.

5 The amount shown in the “Netting” column

represents the netting potential
not recognized

on the

balance sheet.

Refer to

Note 22 for

more information.

6 Does not

include unit-linked

investment contracts

and investment

fund units.

Financial assets

at fair

value not

held for

trading
collateralized by equity and debt instruments consisted of structured loans and reverse repurchase and securities borrowing agreements.

Disclosure Of Fair Value Of Financial Instruments Not Measured At Fair Value Explanatory

Financial instruments not measured at fair value
31.12.24 31.12.23
Carrying
amount Fair value
Carrying
amount
USD bn Total
Carrying
amount
approximates
fair value
1
Level 1 Level 2 Level 3 Total Total
Carrying
amount
approximates
fair value
1,2
Level 1 Level 2 Level 3 Total
Assets
Cash and balances at central banks 223.3 223.3 0.0 0.0 0.0 223.3 314.1 314.0 0.0 0.1 0.0 314.1
Amounts due from banks 18.9 17.9 0.0 0.8 0.2 18.9 21.1 19.7 0.0 1.2 0.2 21.2
Receivables from securities financing
transactions measured at amortized cost 118.3 115.1 0.0 2.8 0.4 118.3 99.0 93.6 0.0 3.9 1.5 99.0
Cash collateral receivables on derivative
instruments 44.0 44.0 0.0 0.0 0.0 44.0 50.1 50.1 0.0 0.0 0.0 50.1
Loans and advances to customers 580.0 180.9 0.0 43.9 354.9 579.7 639.7 196.8 0.0 54.5 382.2 633.5
Other financial assets measured at amortized
cost 58.8 10.1 13.2 31.0 2.8 57.0 65.5 13.2 13.9 33.9 2.6 63.9
Liabilities
Amounts due to banks 23.3 16.2 0.0 7.2 0.0 23.4 71.0 62.7 0.0 8.3 0.0 71.0
Payables from securities financing
transactions measured at amortized cost 14.8 7.1 0.0 7.5 0.2 14.8 14.4 8.1 0.0 5.9 0.4 14.4
Cash collateral payables on derivative
instruments 35.5 35.5 0.0 0.0 0.0 35.5 41.6 41.5 0.0 0.0 0.0 41.5
Customer deposits 745.8 673.9 0.0 72.6 0.0 746.6 792.0 694.1 0.0 98.7 0.0 792.9
Debt issued measured at amortized cost 214.2 19.6 0.0 201.0 0.0 220.6 237.8 24.7 0.0 216.3 0.1 241.3
Other financial liabilities measured at
amortized cost
3
16.4 15.0 0.0 0.1 1.3 16.4 15.3 13.4 0.0 0.0 1.7 15.2
1 Includes certain financial instruments where the carrying amount is a reasonable approximation of the fair value due to the instruments’ short-term nature (instruments that are receivable or payable on demand or
with a remaining maturity (excluding the effects of callable features) of three months or less).

2 Comparative-period information has been revised. Refer to Note 2 for more information.

3 Excludes lease liabilities.